CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 34,698,891	$ 24,673,166
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	4,321,389	4,075,323
Stock-based compensation expenses	5,271,661	1,655,456
Changes in unrecognized tax benefit	305,511	(2,748,906)
Deferred tax expense/(benefit)	(26,387,082)	24,577,527
Share of income/(loss) in an equity investee	597,966	(478,394)
Net realized gain on trading securities	(915,902)	(617,576)
Unrealized gain on trading securities	(766,955)	(19,156)
Proceeds from disposal of trading securities	16,410,536	22,827,583
Purchase of trading securities	(29,632,698)	(17,872,929)
Purchase of short-term investments	(16,781,803)	0
Bargain purchase gain	(2,004,507)	0
Gain on remeasurement of pre-existing shares	(2,100,563)	0
Others	(1,056,139)	734,829
Changes in operating assets and liabilities:
Accounts receivable	25,830,383	(10,740,962)
Real estate property held for sale	0	1,185,217
Real estate property development completed	2,883,228	750,886
Real estate property under development	20,317,523	(377,225,106)
Real estate properties held for lease	(532,482)	(9,273,066)
Advances to suppliers	(3,720,032)	(22,460,803)
Other receivables	119,468,434	(21,089,249)
Deposits for land use rights	(41,387,969)	136,097,551
Other deposits and prepayments	29,395,254	(65,808,140)
Other current assets	1,796,533	(97,290)
Amounts due from employees	(1,538,762)	(1,584,316)
Amount due from parties	(58,153,898)	43,367,400
Other assets	2,059,626	686,286
Accounts payable	(49,788,059)	14,298,514
Customer deposits	8,652,670	45,216,467
Income tax payable	(6,007,499)	(597,035)
Other payables and accrued liabilities	(884,016)	3,919,439
Payroll and welfare payable	(13,872,499)	(14,842,675)
Net cash (used in)/provided by operating activities	16,478,740	(221,389,959)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	83,564	12,485
Purchase of property and equipment	(921,985)	(1,979,531)
Purchase of available-for-sale securities	0	(6,137,451)
Acquisition of subsidiaries, net of cash acquired	15,055,431	0
Acquisition of other equity method investments	(11,543,711)	0
Acquisition of other long-term investment	0	(32,633,171)
Net cash (used in)/provided by investing activities	2,673,299	(40,737,668)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,454,020	27,830
Purchase of treasury shares	(21,216,816)	0
Repurchase of shares under Restricted Stock Unit ("RSU") plan	(4,003,999)	(2,067,127)
Dividends to shareholders	(7,015,794)	(7,375,851)
Decrease/(increase) in restricted cash	(111,232,195)	87,365,781
Repayment of short-term bank loans and current portion of long-term bank loans	(503,479,828)	(201,485,778)
Proceeds from short-term bank loans and current portion of long-term bank loans	335,814,445	265,216,598
Repayment of long-term bank loans	0	(24,474,878)
Proceeds from long-term bank loans	41,624,237	71,336,111
Repayment of other short-term debt	0	(163,165,853)
Proceeds from other short-term debt	12,249,492	24,474,878
Repayment of other long-term debt	(41,075,118)	(6,925,120)
Proceeds from other long-term debt	314,944,294	239,926,458
Capital lease payments	(1,204,634)	(1,640,702)
Repayment of mandatorily redeemable non-controlling interests	(2,296,780)	(399,756)
Proceeds from mandatorily redeemable non-controlling interests	459,356	1,305,327
Net cash provided by financing activities	15,020,680	282,117,918
NET INCREASE IN CASH AND CASH EQUIVALENTS	34,172,719	19,990,291
Effect of exchange rate changes on cash and cash equivalents	(4,871,495)	(641,345)
Cash and cash equivalents, at beginning of period	387,528,092	140,494,754
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$ 416,829,316	$ 159,843,700